Details of Significant Accounts - Current financial assets, schedule of current financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Current financial assets at fair value through profit or loss	$ 2,746	$ 0
Time deposits with maturities over three months	$ 36,000	$ 30,300